Employee benefits plan (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Compensation Related Costs [Abstract]
employees contribute amount	$ 20,500	$ 19,500
Contribute amount	$ 300,000	$ 500,000